Estimated Fair Value of Options and Warrants Determined Using Black-Scholes Option Valuation Model with Weighted-Average Assumptions (Detail) (USD $)	0 Months Ended		12 Months Ended
	Feb. 06, 2015	Sep. 26, 2014	May 31, 2014	May 31, 2013
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Risk free rate, minimum			0.52%	0.12%
Risk free rate, maximum			1.85%	0.70%
Dividend yield			$ 0	$ 0
Volatility, minimum			78.73%	87.00%
Volatility, maximum			92.92%	102.00%
Expected term	5 years	5 years
Minimum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term			2 years 6 months	1 year
Grant-date fair value			$ 0.40	$ 0.56
Maximum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term			3 years 6 months	4 years
Grant-date fair value			$ 0.67	$ 0.89